SEGMENTAL INFORMATION - Gold and By Product Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Gold income	$ 4,388	$ 3,903	$ 4,490
By product revenue	113	126	105
Adjustments
Disclosure of operating segments [line items]
Gold income			168
Geographical segments
Disclosure of operating segments [line items]
Gold income	4,984	4,562	5,137
South Africa #
Disclosure of operating segments [line items]
Gold income	599	669	661
North America
Disclosure of operating segments [line items]
Gold income	409	699	580
South America
Disclosure of operating segments [line items]
Gold income	33	34	1
Australia
Disclosure of operating segments [line items]
Gold income	967	890	989
Europe
Disclosure of operating segments [line items]
Gold income	319	279	358
United Kingdom
Disclosure of operating segments [line items]
Gold income	2,066	1,446	2,095
Other #
Disclosure of operating segments [line items]
Gold income	591	545	453
Australia
Disclosure of operating segments [line items]
Gold income	967	890	989
Argentina
Disclosure of operating segments [line items]
Gold income	319	279	358
Brazil
Disclosure of operating segments [line items]
Gold income	717	749	853
Ghana
Disclosure of operating segments [line items]
Gold income	874	565	704
Guinea
Disclosure of operating segments [line items]
Gold income	591	545	453
Tanzania
Disclosure of operating segments [line items]
Gold income	920	875	1,133
DRC
Disclosure of operating segments [line items]
Gold income	596	659	647
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	4,388	3,903
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gold income	0	0
Operating segments
Disclosure of operating segments [line items]
Gold income	4,984	4,562	5,137
Gold income, excluding equity accounted investments	4,388	3,903	4,490
By product revenue	114	128	106
Operating segments | Australia *
Disclosure of operating segments [line items]
Gold income	967	890	989
By product revenue	4	4	3
Operating segments | Americas *
Disclosure of operating segments [line items]
Gold income	1,036	1,028	1,211
By product revenue	106	119	99
Operating segments | Africa
Disclosure of operating segments [line items]
Gold income	2,981	2,644	2,937
By product revenue	4	5	4
Operating segments | Kibali - Attributable 45% | Africa
Disclosure of operating segments [line items]
Gold income	596	659	647
By product revenue	1	2	1
Operating segments | Iduapriem | Africa
Disclosure of operating segments [line items]
Gold income	443	361	485
By product revenue	1	1	1
Operating segments | Obuasi | Africa
Disclosure of operating segments [line items]
Gold income	431	204	219
By product revenue	1	0	0
Operating segments | Siguiri | Africa
Disclosure of operating segments [line items]
Gold income	591	545	453
By product revenue	0	1	0
Operating segments | Geita | Africa
Disclosure of operating segments [line items]
Gold income	920	875	1,133
By product revenue	1	1	2
Operating segments | Sunrise Dam | Australia *
Disclosure of operating segments [line items]
Gold income	410	416	459
By product revenue	1	1	1
Operating segments | Tropicana - Attributable 70% | Australia *
Disclosure of operating segments [line items]
Gold income	557	474	530
By product revenue	3	3	2
Operating segments | Cerro Vanguardia | Americas *
Disclosure of operating segments [line items]
Gold income	319	279	358
By product revenue	75	93	82
Operating segments | AngloGold Ashanti Mineração | Americas *
Disclosure of operating segments [line items]
Gold income	557	600	649
By product revenue	31	26	17
Operating segments | Serra Grande | Americas *
Disclosure of operating segments [line items]
Gold income	160	149	204
Operating segments | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	4,388	3,903	4,898
By product revenue	113	126	106
Operating segments | Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gold income	0	0	408
By product revenue	0	0	1
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Gold income	596	659	647
By product revenue	$ 1	$ 2	$ 1